Document and Entity Information	Dec. 03, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 03, 2025
Entity File Number	333-104887-02
Entity Registrant Name	SLM Student Loan Trust 2003-7
Entity Central Index Key	0001321755
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3480392
Entity Address, Address Line One	60 Wall Street, 60th Floor
Entity Address, Address Line Two	Mail Stop NYC60-2606
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	703
Local Phone Number	984-5858
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false